Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 15, 2011
Supplement [Text Block]	cik001005020s_SupplementTextBlock

Virtus Allocator Premium AlphaSector Fund and

Virtus Global Premium AlphaSector Fund,

each a series of Virtus Opportunities Trust

Supplement dated December 15, 2011 to the Prospectuses

dated March 15, 2011, as supplemented

Virtus AlphaSector Rotation Fund

and Virtus Premium AlphaSector Fund,

each a series of Virtus Opportunities Trust

Supplement dated December 15, 2011 to the Prospectuses

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

THE PURPOSE OF THIS SUPPLEMENT IS TO CLARIFY THE MANNER IN WHICH EACH FUND WILL IMPLEMENT CERTAIN OF ITS INVESTMENT STRATEGIES.

Virtus Allocator Premium AlphaSector Fund

The following disclosure hereby replaces the disclosure under "Principal Investment Strategies" in the fund's Summary Prospectus and the summary section of its Statutory Prospectus, and as described in the first four paragraphs under "Principal Investment Strategies" in its Statutory Prospectus:

The fund allocates net assets to multiple asset classes including: U.S. Equity, International Equity, Fixed Income, and Alternative. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in ETFs representing the primary sectors of the S&P 500 Index. The primary sectors of the S&P 500 Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs representing both developed markets (EAFE) and emerging markets. The Fixed Income allocation may be invested in ETFs representing fixed income sectors including: high yield, municipals, investment grade corporate, mortgages and intermediate treasuries. The Alternative allocation may be invested in ETFs representing gold, real estate and broad-based equity securities. The fund may also invest in stocks (without restriction as to market capitalization), bonds (without restriction as to credit quality) and short-term securities. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Virtus AlphaSector Rotation Fund

The following disclosure hereby replaces the disclosure under "Principal Investment Strategies " in the fund's Summary Prospectus and the summary section of its Statutory Prospectus:

The fund seeks to track the AlphaSectorSM Rotation Index ("ASRX"), a public index published by NASDAQ. The fund may be invested in ETFs representing the primary sectors of the S&P 500® Index and in high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund.

Virtus Global Premium AlphaSector Fund

The following disclosure hereby replaces the disclosure under "Principal Investment Strategies" in the fund's Summary Prospectus and the summary section of its Statutory Prospectus, and as described in the first five paragraphs under "Principal Investment Strategies" in its Statutory Prospectus:

The fund allocates net assets to U.S. Equity and International Equity. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in ETFs representing the primary sectors of the S&P500 Index. The primary sectors of the S&P 500 Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs representing both developed markets (EAFE) and emerging markets. The fund may also invest in stocks (without restriction as to market capitalization) and short-term securities. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Under normal circumstances, the fund intends to allocate at least 40% of its assets to ETF representative of non-U.S. markets. Through its investment in these ETF, the fund's exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.

Virtus Premium AlphaSector Fund

The following disclosure hereby replaces the disclosure under "Principal Investment Strategies" in the fund's Summary Prospectus and the summary section of its Statutory Prospectus:

The fund seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by NASDAQ. The fund may be invested in ETFs representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001005020s_SupplementTextBlock

Virtus Premium AlphaSector Fund

The following disclosure hereby replaces the disclosure under "Principal Investment Strategies" in the fund's Summary Prospectus and the summary section of its Statutory Prospectus:

The fund seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by NASDAQ. The fund may be invested in ETFs representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by NASDAQ. The fund may be invested in ETFs representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund.